Net results of financial transactions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	kr 7	kr (5)	kr 2
Total net results of financial transactions	18	(40)	21
of which in fair value hedges
Disclosure of detailed information about financial instruments [line items]
Net results of the hedging instrument	675	1,818	6,808
Net results of the hedged item	(718)	(1,853)	(6,831)
Designated upon initial recognition (FVO)
Disclosure of detailed information about financial instruments [line items]
Financial assets or liabilities at fair value through profit or loss	614	(197)	(2,024)
Mandatorily
Disclosure of detailed information about financial instruments [line items]
Financial assets or liabilities at fair value through profit or loss	(563)	192	2,057
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Derecognition of financial instruments not measured at fair value through profit or loss	kr 3	kr 5	kr 9